Significant Shareholdings and Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Significant Shareholdings and Related Party Transactions	Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2021 £’000	2020 £’000	2019 £’000

Remuneration paid	£1,411	£1,405	£1,281
Company contribution to pension scheme	63	71	65
Share-based compensation	2,587	1,731	1,164
Total	£4,061	£3,207	£2,510

Emoluments of highest paid director:
Remuneration paid	£713	£694	£620
Company contributions to pension scheme	45	53	47
Share-based compensation	1,183	970	501
Total	£1,941	£1,717	£1,168
There was one director who was member of a pension scheme during the year (2020: 2; 2019: 2).
The highest paid director exercised 36,447 options during the year (2020: 22,500, 2019: 654,195) and was granted 45,360 options under a long-term incentive plan (2020: 55,788; 2019: 90,000).
The total gains on the exercise of share options by the Directors amounted to £7.3 million (2020: £3.3 million).
Significant Shareholdings and Related Party Transactions
Significant shareholdings
At 30 June 2021, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Comtrade GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava Austria GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava D.O.O. Banja Luka	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava D.O.O. Sarajevo	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Pet Minuta d.o.o	Croatia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava Berlin GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava Munchen GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava Digital Services Limited	Ireland	Ordinary	100%	Provision of IT Services
Lvvl Mexico S. de R.L. de C.V.	Mexico	Ordinary	100%	Provision of IT Services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava Holding B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Digital Services d.o.o	Serbia	Ordinary	100%	Provision of IT Services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Digitalne Resitve d.o.o	Slovenia	Ordinary	100%	Provision of IT Services
Endava Swizerland GmbH	Switzerland	Ordinary	100%	Provision of IT Services
Endava (Managed Services) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust
Intuitus Limited	United Kingdom	Ordinary	99%	Provision of IT services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company
Endava Inc.	United States	Ordinary	100%	Provision of IT services
Endava LLC	United States	Ordinary	100%	Provision of IT Services
Endava Nearshore Ventures LLC	United States	Ordinary	100%	Provision of IT Services
Endava USA West	United States	Ordinary	100%	Provision of IT Services
Five Minutes Studio, Inc	United States	Ordinary	100%	Provision of IT Services
Levvel Digital LLC	United States	Ordinary	100%	Provision of IT Services
Levvel LLC	United States	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Dormant Entities

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held
Endava (Romania) Limited	United Kingdom	Ordinary	100%
Green Mango Software Services Ltd	United Kingdom	Ordinary	100%
Testing4Finance Ltd	United Kingdom	Ordinary	100%
Alpheus Limited	United Kingdom	Ordinary	100%
Related Party Transactions
At 30 June 2021, the executive officers and directors owned 11,985,752 ordinary shares, nominal value £0.02 per share (2020: 13,168,074 ordinary shares, nominal value £0.02 per share) and held awards over a further 345,682 ordinary shares, nominal value of £0.02 (2020: 403,114 ordinary shares, nominal value £0.02).
Since April 2020, one of our directors, Sulina Connal, has been employed by Google as Director of Product Partnerships for News, Web and Publishing for EMEA. In the ordinary course of its business, from time to time Endava enters into agreements for cloud service or other solutions provided by Google in connection with services provided by Endava to its clients. All transactions with Google were entered into on an arms-length basis. For the year ended June 30, 2021, the aggregate cost incurred by Endava to Google for such services was £0.4 million (June 30, 2020: £0.2 million).
We have entered into a customer relationship with PaperRound HND Service Ltd., a company in which Mike Kinton, who served as a member of our board of directors until December 2020, holds a controlling interest and serves as a director. All transactions with PaperRound were entered into on an arms-length basis and in the ordinary course of business. We generated £0.2 million in revenue from PaperRound in the fiscal year ended June 30, 2021.
Other than the transactions with executive officers and directors disclosed above, no other related party transactions have been identified.
Ultimate Parent
Endava plc is the ultimate parent entity of the Group and it is considered that there is no ultimate controlling party.